May 31, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds Post-Effective Amendment No. 95 (File No. 333-16093) and Amendment No. 96 (File No. 811-07923) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 95 and, under the Investment Company Act of 1940, as amended, Amendment No. 96 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes in connection with introducing a new share class (the “Servicing Class Shares”) of the Trust’s City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, and City National Rochdale Equity Income Fund (each, a “Fund” and collectively, the “Funds”). In connection therewith, we hereby request selective review of only those portions of the Filing relating to the addition of the Servicing Class Shares for each Fund, which sections include:

In the Prospectus:

1)	The “Fees and Expenses of the Fund” sections,

2)	The “Performance” sections,

3)	The “Purchase and Sale of Fund Shares” sections,

4)	The “Investment Adviser” section,

5)	The “Distribution of Fund Shares” section, and

6)	The “Shareholder Servicing Fees” section.

In the Statement of Additional Information (“SAI”):

1)	“The Funds” section,

2)	The “Investment Adviser” section,

3)	The “Shareholder Services Agreement” section, and

4)	The “General Information” section.

We are requesting selective review of only those sections set forth above because no other material changes are being made in the Filing. The Funds’ prospectus and SAI were most recently reviewed by the SEC staff in connection with a filing made by the Trust, on behalf of the Funds, pursuant to Rule 485(a)(1) on November 27, 2013 (SEC Accession No. 0001398344-13-005600) (the “Prior Filing”). Other than the sections noted above, the disclosure included in the prospectus and SAI is substantially the same as that included in the Prior Filing, except with respect to changes made to the Prior Filing in response to SEC staff comments.

If you have any questions regarding the Filing, please contact the undersigned at (714) 830-0679.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

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